Impairment of non-financial assets (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Exploration and production segment (reversal of impairment loss) recognised in profit or loss	$ 785,940	$ 183,718	$ (196,448)
Oilfields [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Exploration and production segment (reversal of impairment loss) recognised in profit or loss	483,803	188,873	(68,590)
Investment in joint ventures (Note 12) [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Exploration and production segment (reversal of impairment loss) recognised in profit or loss	302,136	(5,155)	(127,858)
Other Assets [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Exploration and production segment (reversal of impairment loss) recognised in profit or loss	$ 1	$ 0	$ 0